11. SUBSEQUENT EVENTS (Annual)	12 Months Ended
Dec. 31, 2014
Annual Report
11. SUBSEQUENT EVENTS

NOTE 11 SUBSEQUENT EVENTS

On January 1, 2015, MassRoots amended its employment contract with Tyler Knight. For his services as Chief Marketing Officer, Mr. Knight shall be five thousand dollars ($5,000) per month. The employment contract is “at-will” and may be terminated by either party with or without cause with one (1) month’s written notice. No retirement plan, health insurance or employee benefits program was awarded to Mr. Knight and he serves at the direction of the Chief Executive Officer and Board of Directors.

On March 3, 2015, MassRoots entered into an investment banking relationship with Chardan Capital Markets, LLC. Under the terms of the agreement, MassRoots shall pay Chardan a non-refundable retainer of 200,000 common shares and pay a commission equal to: (a) an aggregate cash fee equal to four percent (4%) of the gross proceeds received from the sale of the Stock; and (b) an aggregate restricted stock fee equal to eight percent (8.0%) of the aggregate number of shares of Stock sold in the offering.

On March 9, 2015, Sebastian Stant resigned his position as Lead Developer of MassRoots and surrendered 350,000 options with a strike price of $0.10 back to the 2014 Employee Incentive Plan.

On March 9, 2015 MassRoots entered into an employment contract with Alan Janis. For his services as Director of Technology, Mr. Janis shall be compensated one hundred thirty thousand dollars ($130,000) per year. The employment contract is “at-will” and may be terminated by either party with or without cause with one (1) month’s written notice. No retirement plan, health insurance or employee benefits program was awarded to Mr. Janis and he serves at the discretion of the Board of Directors.

On March 31, 2015, MassRoots amended its employment contract with Isaac Dietrich. For his services as Chief Executive Officer, Mr. Dietrich shall be compensated seven thousand five hundred dollars ($7,500) per month, effective April 1, 2015. The employment contract is “at-will” and may be terminated by either party with or without cause with one (1) month’s written notice. No retirement plan, health insurance or employee benefits program was awarded to Mr. Dietrich and he serves at the direction of the Board of Directors.

On March 31, 2015, MassRoots amended its employment contract with Hyler Fortier. For her services as Chief Operating Officer, Ms. Fortier shall be compensated five thousand dollars ($5,000) per month, effective April 1, 2015. The employment contract is “at-will” and may be terminated by either party with or without cause with one (1) month’s written notice. No retirement plan, health insurance or employee benefits program was awarded to Ms. Fortier and she serves at the direction of the Board of Directors.

From January 1, 2015 to March 11, 2015, we sold $448,000 of our securities to certain accredited and non-accredited investors consisting of 896,000 shares of our common stock at $0.50 per share, with a warrant, exercisable into an amount of our common stock equal to fifty percent (50%) of the common stock purchased, at $1.00 per share. On March 11, this offering was terminated per the Company’s Board of Trustees.

On January 12, 2015, debentures with a face value of $40,000 were converted into 400,000 shares of common stock.

On January 14, 2015, the Company issued 1,508,000 shares of common stock to investors who had purchased the shares at $0.50 per share from September 15, 2014 to January 9, 2015.